Significant transactions (Details) € in Millions, shares in Millions								1 Months Ended	12 Months Ended
	Feb. 17, 2022 USD ($)	Dec. 22, 2021 USD ($)	Oct. 08, 2021 USD ($)	Jan. 31, 2020 USD ($)	Jan. 31, 2020 EUR (€)	Jan. 06, 2020 USD ($)	Nov. 23, 2019 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2022 SFr / shares	Feb. 10, 2021	Jan. 31, 2020 EUR (€)	Sep. 06, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)									$ 1,077,000,000	$ 735,000,000	$ 10,173,000,000
Par value per share | SFr / shares												SFr 0.50
Deferred tax liability (asset)									(1,053,000,000)	(673,000,000)	(792,000,000)
Intangible assets other than goodwill									31,644,000,000	34,182,000,000
Revenue from sale of goods									50,545,000,000	51,626,000,000	48,659,000,000
Borrowings									22,485,000,000	25,523,000,000
Depreciation, property, plant and equipment									1,163,000,000	1,208,000,000
Innovative Medicines
Disclosure of detailed information about business combination [line items]
Revenue from sale of goods									42,121,000,000	42,790,000,000	39,805,000,000
Sandoz
Disclosure of detailed information about business combination [line items]
Revenue from sale of goods									9,454,000,000	9,811,000,000	9,835,000,000
Corporate
Disclosure of detailed information about business combination [line items]
Revenue from sale of goods									$ (1,030,000,000)	(975,000,000)	$ (981,000,000)
Roche Holding AG, Switzerland
Disclosure of detailed information about business combination [line items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations										$ 20,700,000,000
Number of bearer shares | shares										53.3
Gain on divestment of interests in associated companies										$ 14,556,000,000
Sandoz | Sandoz
Disclosure of detailed information about business combination [line items]
Consideration transferred, divestment-date fair value															$ 800,000,000
Depreciation, property, plant and equipment								$ 38,000,000
Amortisation, intangible assets other than goodwill								102,000,000
Impairment loss recognised in profit or loss, intangible assets and goodwill								$ (42,000,000)
Aspen Global Incorporated | Sandoz
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value				$ 324,000,000										€ 294.0
Portion of consideration paid consisting of cash and cash equivalents upfront payment				(303,000,000)	€ (274.0)
Identifiable assets acquired (liabilities assumed)				238,000,000
Additional recognition, goodwill				86,000,000
Other net assets				26,000,000
Deferred tax liability (asset)				16,000,000
Intangible assets other than goodwill				196,000,000
Potential milestone maximum payments				77,000,000	70.0
Customary purchase price adjustment				30,000,000	€ 27.0
Cash transferred				273,000,000										247.0
Contingent consideration recognised as of acquisition date				$ 51,000,000										€ 47.0
The Medicines Company | Innovative Medicines
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value						$ 9,600,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents							$ (9,600,000,000)
Identifiable assets acquired (liabilities assumed)						7,100,000,000
Additional recognition, goodwill						2,500,000,000
Cash offer per ordinary share							$ 85
Deferred tax liability (asset)						1,400,000,000
Intangible assets other than goodwill						$ 8,500,000,000
GlaxoSmithKline plc (GSK) | Sandoz
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			$ 415,000,000
Portion of consideration paid consisting of cash and cash equivalents upfront payment			(350,000,000)
Identifiable assets acquired (liabilities assumed)			308,000,000
Additional recognition, goodwill			107,000,000
Deferred tax liability (asset)			16,000,000
Intangible assets other than goodwill			292,000,000
Number of brands in portfolio to acquire													3
Number of markets for the acquired brands													100
Potential milestone maximum payments			150,000,000
Cash transferred			351,000,000
Contingent consideration recognised as of acquisition date			$ 64,000,000
Gyroscope Therapeutics Holdings plc. | Innovative Medicines
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 1,000,000,000.0
Portion of consideration paid consisting of cash and cash equivalents upfront payment	(800,000,000)	$ (800,000,000)
Identifiable assets acquired (liabilities assumed)	900,000,000
Additional recognition, goodwill	100,000,000
Deferred tax liability (asset)	200,000,000
Intangible assets other than goodwill	1,100,000,000
Potential milestone maximum payments		$ 700,000,000
Contingent consideration recognised as of acquisition date	$ 200,000,000
Subsidiaries [member] | The Medicines Company
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary									100.00%